Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ in Millions		12 Months Ended
	Mar. 14, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [Line Items]
Dividends declared and paid	$ 6,991	$ 6,991	$ 6,945	$ 6,405
Series A shares [member]
Disclosure of Dividends [Line Items]
Dividends declared and paid		3,323	3,323	3,065
Series D share [member]
Disclosure of Dividends [Line Items]
Dividends declared and paid		1,955	1,955	1,803
Series L share [member]
Disclosure of Dividends [Line Items]
Dividends declared and paid		$ 1,713	$ 1,667	$ 1,537